FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2011		Year ended December 31, 2012

	Carrying	Fair	Carrying	Fair Value
	Amount	Value	Amount	Total	Level 1	Level 2	Level 3
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,767,624	3,771,226	2,976,543	2,978,346	145,477	2,832,869	-
Held to maturity securities	1,002,202	963,301	355,944	404,974	-	379,994	24,980
Loans at amortized cost, net of allowance	69,174,975	69,050,417	66,835,315	67,895,875	-	-	67,895,875
Financial Liabilities:
Deposits at amortized cost	89,795,575	89,807,018	88,204,157	88,245,815	7,717,459	80,528,356	-
Other borrowed funds	925,971	920,699	2,026,659	2,024,674	-	2,024,674	-
Long-term debt at amortized cost	1,878,074	1,838,635	1,516,424	1,476,024	-	1,390,267	85,757

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2011				value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public sector entities	176,932	42,875	-	219,807
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Debt securities issued by Greek financial institutions	-	44,025	370	44,395
Debt securities issued by foreign financial institutions	-	77,251	32,775	110,026
Corporate debt securities issued by Greek companies	-	10,876	-	10,876
Corporate debt securities issued by foreign companies	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Mutual fund units	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public sector entities	2,706,134	347,617	-	3,053,751
Foreign treasury bills	25,574	154,876	-	180,450
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Mutual Fund units	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	264,542	21,829	9,341	295,712
Total Assets	3,745,050	7,721,165	4,248,521	15,714,736
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long-term debt at fair value(1)	-	1,059,297	-	1,059,297
Total liabilities	13,380	7,140,204	10,937	7,164,521

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2012				fair value
	(EUR in thousands)
Assets
Trading assets	1,994,026	3,441,358	33,140	5,468,524
Greek government bonds	-	62	-	62
Debt securities issued by other governments and public sector entities	222,920	32,645	358	255,923
Greek treasury bills	-	3,221,845	-	3,221,845
Foreign treasury bills	1,603,443	59,413	-	1,662,856
Debt securities issued by Greek financial institutions	-	41,202	336	41,538
Debt securities issued by foreign financial institutions	113,876	63,510	32,446	209,832
Corporate debt securities issued by Greek companies	-	17,559	-	17,559
Corporate debt securities issued by foreign companies	3,997	5,122	-	9,119
Equity securities issued by Greek companies	30,249	-	-	30,249
Equity securities issued by foreign companies	7,557	-	-	7,557
Mutual fund units	11,984	-	-	11,984
Derivative assets	4,625	3,659,167	29,232	3,693,024
Available-for-sale securities	3,677,358	2,947,701	466,364	7,091,423
Greek government bonds	-	1,474,473	206,866	1,681,339
Debt securities issued by other governments and public sector entities	3,032,357	456,468	-	3,488,825
Foreign treasury bills	7,559	309,402	-	316,961
Corporate debt securities issued by companies incorporated in Greece	22,680	389,126	74,605	486,411
Corporate debt securities issued by companies incorporated outside Greece	4,098	318,232	184,893	507,223
Equity securities issued by companies incorporated in Greece	88,215	-	-	88,215
Equity securities issued by companies incorporated outside Greece	27,586	-	-	27,586
Mutual Fund units	494,863	-	-	494,863
Loans at fair value(1)	-	180,611	-	180,611
Other assets	282,535	12,640	11,135	306,310
Total Assets	5,958,544	10,241,477	539,871	16,739,892
Liabilities
Deposits at fair value(2)	-	2,954,945	-	2,954,945
Derivative liabilities	5,129	4,742,468	36,800	4,784,397
Accounts payable, accrued expenses and other liabilities (Securities short position)	3,727	-	-	3,727
Long-term debt at fair value(1)	-	-	600,066	600,066
Total Liabilities	8,856	7,697,413	636,866	8,343,135
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

		2011
		Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Settlements	Transfer into/(out of) level 3	Balance at end of year

		(EUR in thousands)
Trading assets		36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds		-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions		79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions		36,783	(4,008)	-	-	-	-	32,775
Net Derivatives		26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities		191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds		72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece		14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece		104,238	9	(22,897)	-	-	-	81,350
Other assets		-	-	-	9,341	-	-	9,341
Deposits at fair value		623	114	-	-	(737)	-	-

	2012
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into/(out of) level 3	Balance at end of year

Trading assets	292,378	(26,759)	-	9,460	(14,593)	(227,858)	512	33,140
Greek government bonds	259,233	(27,086)	-	1,339	(5,628)	(227,858)	-	-
Debt securities issued by other governments and public sector entities	-	-	-	-	-	-	358	358
Debt securities issued by Greek financial institutions	370	38	-	6,813	(6,885)	-	-	336
Debt securities issued by foreign financial institutions	32,775	289	-	1,308	(2,080)	-	154	32,446
Net Derivatives	62,256	(9,659)	-	(26,071)	-	-	(34,094)	(7,568)
Available-for-sale securities	3,873,609	(205,209)	73,238	55,896	(80,370)	(1,936,304)	(1,314,496)	466,364
Greek government bonds	3,697,378	(212,705)	70,730	55,896	(22,911)	(1,924,224)	(1,457,298)	206,866
Corporate debt securities issued by companies incorporated in Greece	94,881	6,927	537	-	(15,660)	(12,080)	-	74,605
Corporate debt securities issued by companies incorporated outside Greece	81,350	569	1,971	-	(41,799)	-	142,802	184,893
Other assets	9,341	677	-	-	-	-	1,117	11,135
Long-term debt	-	-	-	-	-	-	600,066	600,066

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in thousands)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	32,292	Price Based	Price	20.8	98.6
Other Trading debt securities	848	Price Based	Price	37.0	37.0
Available-for-sale Greek Government bonds	206,866	Discounted Cash Flows	Credit Spread over 30 years	821 bps	821 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	74,605	Price Based	Price	37.0	60.0
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	155,272	Discounted Cash Flows	Liquidity Factor Adjustment on Discounted Cash Flows Model	14.0%	25.0%
	29,621	Price Based	Price	93.8	99.0

Net Derivatives

Interest Rate Swaps	644	Discounted Cash Flows	FX Correlation	(0.25)	0.85
	14,470		Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
	1,285		Constant Maturity Swap correlation between different tenors and currencies (quanto)	(0.10)	0.95
Credit Derivative	(26,158)	Internal Model	Expected Loss Rate	8.1%	8.1%
Other Derivatives	1,890	Market Standard Black Scholes Model	FX Pair Correlation	(0.10)	0.68
	(1,113)	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	1,415	Discounted Cash Flows - Internal Model (for CVA/DVA)	Credit Spread	100 bps	1000 bps

Other assets	11,135	Price Based	Price	101.0	101.0

LIABILITIES
Long Term Debt	600,066	Price Based	Price	70.0	70.0